Income taxes - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
(Loss) profit before income taxes		R$ (7,991,285)	R$ (5,245,119)	R$ 5,113,751
Income tax and social contribution at nominal rate		2,717,037	1,783,340	(1,738,675)
Adjustments for calculating the effective rate
Interest in earnings of investees (non-taxable income)		(3,626,134)	(1,422,337)	672,947
Result of companies abroad		(105,143)	(93,121)	(62,870)
Granted income tax incentive		346,386	407,231	279,941
Interest on shareholders' equity		(26,895)	(174,335)	(191,763)
Non-deductible expenses (donations, gifts, etc.)		(11,477)	(23,234)	(16,787)
Tax losses not recorded		(2,362,375)	(4,193,767)	(308,358)
ICMS benefit - extemporaneous tax credits		(1,263)	20,490	5,506
ICMS benefit - current year			(521)	68,409
Dividend income				254,260
Provision for non-realization of the benefit of the federal pact				(307,099)
Provision for non-realization of the benefit of the federative covenant - Interest and Fine			25,851	100,731
Selic on indebtedness		50,686	60,873	147,741
Rate differential	[1]	454,416	534,837	805,725
Benefits of joining the Zero Litigation Program				23,276
Other		361,646	(115,829)	(7,410)
Income taxes		R$ (2,203,116)	R$ (3,190,522)	R$ (274,426)
Effective rate - %		27.57%	60.83%	(5.37%)

[1]	Difference in tax rate between the nominal rate of 34% and the effective rate applicable to entities that calculate the tax under the presumed profit regime.